Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value	¥ 556,778		¥ 519,552
Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Credit losses on available-for-sale securities	0	¥ 11,000
Debt Securities, Available-for-sale, Allowance for Credit Loss, Period Increase (Decrease)	(34,000)	(3,000)
Held-to-maturity Securities | Japanese government bonds
Gain (Loss) on Securities [Line Items]
Credit losses on available-for-sale securities	¥ 0		0
Held-to-maturity Securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Credit losses on available-for-sale securities		¥ 0		¥ 0
Orient Corporation
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	49.00%
Chiba Kogya Bank LTD [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	16.89%
Joint Stock Commercial Bank Foreign Trade of Vietnam [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	15.00%
Mizuho Leasing Company LTD [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	23.54%
Matthew International Capital Management LLC [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	18.29%
Custody Bank of Japan Ltd [Member]
Gain (Loss) on Securities [Line Items]
Percentage of proportionate share to the total outstanding common stock	27.00%
Equity securities (marketable)
Gain (Loss) on Securities [Line Items]
Equity method Investments, carrying value	¥ 268,393		255,336
Equity method Investments, aggregated market values	¥ 452,342		¥ 456,195